Property, plant, equipment and mineral deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 851,733	$ 801,031
Additions	167,928	138,868
Disposals	(1,084)	(2,123)
Reclassification	0	0
Provision adjustments	1,103	(3,115)
Capitalized interest	1,273	732
Depreciation, depletion, & amortization (DD&A)	(89,904)	(83,660)
Sale	(1,037)
Property, plant and equipment at end of period	930,012	851,733
Capital project accruals	$ 22,512	$ 15,128
Capitalization rate	5.80%	6.09%
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 2,087,863
Property, plant and equipment at end of period	2,219,276	$ 2,087,863
Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,232,756)
Property, plant and equipment at end of period	(1,286,259)	(1,232,756)
Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,374)
Property, plant and equipment at end of period	(3,005)	(3,374)
Quarries
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	114,585	114,537
Additions	6,879	10,685
Disposals	0	0
Reclassification	3,832	2,323
Provision adjustments	1,002	(1,659)
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(7,543)	(11,301)
Sale	0
Property, plant and equipment at end of period	118,755	114,585
Quarries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	266,275
Property, plant and equipment at end of period	277,664	266,275
Quarries | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(150,685)
Property, plant and equipment at end of period	(157,904)	(150,685)
Quarries | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,005)
Property, plant and equipment at end of period	(1,005)	(1,005)
Land & Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	163,615	157,668
Additions	0	0
Disposals	(180)	(163)
Reclassification	6,464	9,040
Provision adjustments	25	(17)
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(2,583)	(2,913)
Sale	0
Property, plant and equipment at end of period	167,341	163,615
Land & Land Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	225,351
Property, plant and equipment at end of period	230,771	225,351
Land & Land Improvements | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(59,736)
Property, plant and equipment at end of period	(61,430)	(59,736)
Land & Land Improvements | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,000)
Property, plant and equipment at end of period	(2,000)	(2,000)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	89,567	59,849
Additions	0	0
Disposals	(10)	(46)
Reclassification	7,714	35,490
Provision adjustments	1	(1)
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(6,998)	(5,725)
Sale	0
Property, plant and equipment at end of period	90,274	89,567
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	185,795
Property, plant and equipment at end of period	196,354	185,795
Buildings | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(96,228)
Property, plant and equipment at end of period	(106,080)	(96,228)
Buildings | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Machinery & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	308,886	288,025
Additions	0	0
Disposals	(391)	(911)
Reclassification	24,265	61,829
Provision adjustments	75	(1,438)
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(40,818)	(38,619)
Sale	(954)
Property, plant and equipment at end of period	291,063	308,886
Machinery & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	994,491
Property, plant and equipment at end of period	1,005,181	994,491
Machinery & equipment | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(685,236)
Property, plant and equipment at end of period	(714,118)	(685,236)
Machinery & equipment | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(369)
Property, plant and equipment at end of period	0	(369)
Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	124,785	91,030
Additions	0	0
Disposals	(499)	(1,003)
Reclassification	66,330	58,784
Provision adjustments	0	0
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(30,253)	(24,026)
Sale	0
Property, plant and equipment at end of period	160,363	124,785
Motor vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	344,003
Property, plant and equipment at end of period	389,103	344,003
Motor vehicles | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(219,218)
Property, plant and equipment at end of period	(228,740)	(219,218)
Motor vehicles | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Furniture & fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,575	4,289
Additions	0	0
Disposals	(4)	0
Reclassification	3,679	4,362
Provision adjustments	0	0
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(1,709)	(1,076)
Sale	0
Property, plant and equipment at end of period	9,541	7,575
Furniture & fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	22,733
Property, plant and equipment at end of period	27,528	22,733
Furniture & fixtures | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(15,158)
Property, plant and equipment at end of period	(17,987)	(15,158)
Furniture & fixtures | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	42,720	85,633
Additions	161,049	128,183
Disposals	0	0
Reclassification	(112,284)	(171,828)
Provision adjustments	0	0
Capitalized interest	1,273	732
Depreciation, depletion, & amortization (DD&A)	0	0
Sale	(83)
Property, plant and equipment at end of period	92,675	42,720
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	49,215
Property, plant and equipment at end of period	92,675	49,215
Assets under construction | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(6,495)
Property, plant and equipment at end of period	0	(6,495)
Assets under construction | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	$ 0	$ 0